                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Jeffrey L. Gates          New York, New York       August 14, 2012
----------------------------    ---------------------   ---------------------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 33
                                        --------------------

Form 13F Information Table Value Total: $1,299,300
                                        --------------------
                                            (in thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

                                                          VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS   SOLE   SHARED  NONE
ADVANCED AUTO PARTS INC            COM       00751Y106    57286   839719 SH        SOLE               839719
ARBITRON INC                       COM       03875Q108    39837  1138191 SH        SOLE              1138191
ARMSTRONG WORLD INDS INC NEW       COM       04247X102    16541   336481 SH        SOLE               336481
ASHLAND INC NEW                    COM       044209104    68827   993036 SH        SOLE               993036
BLOUNT INTL INC NEW                COM       095180105    47953  3273251 SH        SOLE              3273251
COPART INC                         COM       217204106     9413   397345 SH        SOLE               397345
DARLING INTL INC                   COM       237266101    81418  4937430 SH        SOLE              4937430
DAVITA INC                         COM       23918K108    79667   811188 SH        SOLE               811188
DOMTAR CORP                        COM NEW   257559203    44224   576503 SH        SOLE               576503
DOMTAR CORP                        COM NEW   257559953     1305   100000 SH   PUT  SOLE               100000
DOVER DOWNS GAMING & ENTMT         COM       260095104     8244  2720687 SH        SOLE              2720687
FLOTEK INDS INC DEL           NOTE 5.25% 2/1 343389AA0    40612 39894000 PRN       SOLE             39894000
FLOTEK INDS INC DEL                COM       343389102    36115  3866669 SH        SOLE              3866669
GEOKINETICS INC                    COM PAR   372910307      516  1939855 SH        SOLE              1939855
GEOMET INC DEL                     COM       3725OU201      435  1360657 SH        SOLE              1360657
GEOMET INC DEL                PFD CONV SER A 3725OU300     2796   745678 SH        SOLE               745678
GRACE W R & CO DEL NEW             COM       38388F108    58970  1168872 SH        SOLE              1168872
GRACE W R & CO DEL NEW             COM       38388F958     3125   500000 SH   PUT  SOLE               500000
INTERNATIONAL GAME TECHNOLOGY      COM       459902102    22972  1458537 SH        SOLE              1458537
INTERVAL LEISURE GROUP INC         COM       46113M108    49835  2621532 SH        SOLE              2621532
ITT CORP NEW                       COM NEW   450911201    35245  2002544 SH        SOLE              2002544
MCGRAW HILL COS INC                COM       580645109    73992  1644275 SH        SOLE              1644275
MERCER INTL INC                    COM       588056101    12836  2248066 SH        SOLE              2248066
MGM RESORTS INTERNATIONAL     NOTE 4.25% 4/1 55303QAE0    72183 70921000 PRN       SOLE             70921000
MUELLER INDS INC                   COM       624756102    37107   871268 SH        SOLE               871268
NORTEK INC                         COM NEW   656559309    99623  1990875 SH        SOLE              1990875
QUANEX BUILDING PRODUCTS COR       COM       747619104    40310  2254463 SH        SOLE              2254463
RICHARDSON ELECTRS LTD             COM       763165107    21327  1729650 SH        SOLE              1729650
SCRIPPS E W CO OHIO                CL A NEW  811054402    38025   668745 SH        SOLE               668745
SNAP ON INC                        COM       833034101    85780  1377988 SH        SOLE              1377988
VISHAY PRECISION GROUP INC         COM       92835K103    13888   995500 SH        SOLE               995500
XYLEM INC                          COM       98419M100    76430  3036560 SH        SOLE              3036560
ZIMMER HLDGS INC                   COM       98956P102    22463   349028 SH        SOLE               349028